Other Liabilities and Deferred Credits (Tables)	12 Months Ended
Dec. 31, 2024
Other Liabilities Disclosure [Abstract]
Other liabilities and deferred credits

In millions	As at December 31,	2024	2023
	Personal injury and other claims provisions (Note 21) (1)	$237	$260
	Contract liabilities (Note 4) (1)	186	82
	Environmental provisions (Note 21) (1)	16	19
	Stock-based compensation liability (Note 19)	4	5
	Deferred credits and other	169	156
	Total other liabilities and deferred credits	$612	$522
(1)    See Note 14 – Accounts payable and other for the related current portion.